Derivatives and Hedging Activities	6 Months Ended
Jun. 30, 2018
Derivatives and Hedging Activities [Abstract]
DERIVATIVES AND HEDGING ACTIVITIES

NOTE 6:- DERIVATIVES AND HEDGING ACTIVITIES

The Company follows FASB ASC No. 815,” Derivatives and Hedging” which requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. Due to the Company’s global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business. The Company used derivative financial instruments, specifically foreign currency forward and option contracts (“Hedging Contracts”), to manage exposure to foreign currency risks, by hedging a portion of the Company’s forecasted expenses denominated in New Israeli Shekels expected to incur within a year. The effect of exchange rate changes on foreign currency hedging contracts is expected to partially offset the effect of exchange rate changes on the underlying hedged item

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in “financial income (expenses), net”.

As of June 30, 2018, and December 31, 2017, the notional principal amount of the Hedging Contracts to sell U.S. dollars held by the Company was $5,836 and $3,651, respectively.

As of June 30, 2018, the fair value of the Company’s outstanding derivatives designated as cash flow hedging instruments was $52 which is included within “Other payables and accrued expenses” in the balance sheet.

As of December 31, 2017, the fair value of the Company’s outstanding derivatives designated as cash flow hedging instruments was $45 which is included within” Other accounts receivable and prepaid expenses” in the balance sheet.